Description of Organization and Business Operations (Details) - USD ($)						6 Months Ended	7 Months Ended
	Mar. 25, 2021	Aug. 13, 2020	Aug. 13, 2020	Aug. 10, 2020	Aug. 07, 2020	Jun. 30, 2021	Dec. 31, 2020
Organization, Business Operations and Basis of Presentation (Textual)
Net proceeds held in trust account						$ 483,000,000.0	$ 483,000,000.0
Maturity						185 days	185 days
Business combinations aggregate fair market value, percentage						80.00%	80.00%
Business combination of voting interest, percentage						50.00%	50.00%
Obligation to redeem public shares						100.00%	100.00%
Business acquisition per share price						$ 10.00	$ 10.00
Cash in operating account						$ 506,000	$ 900,000
Liquidity payment						25,000	25,000
Investment income in the trust account						$ 5,000,001	227,000
Business combination net tangible assets							$ 5,000,001
Business combination period						24 months from the closing of the Initial Public Offering, or August 7, 2022	24 months from the closing of the IPO, or August 7, 2022
Dissolution expenses						$ 100,000	$ 100,000
Outstanding loan						195,000	195,000
Offering costs associated with private placement warrants							9,344
Net working capital						2,900,000	0
PIPE Investors [Member]
Organization, Business Operations and Basis of Presentation (Textual)
Trust account per share	$ 10.00
Business acquisition number of shares	80,000,000
Aggregate merger consideration	$ 800,000,000
New We Work [Member]
Organization, Business Operations and Basis of Presentation (Textual)
Trust account per share	$ 10.00
Business acquisition number of shares	655,300,000
Aggregate merger consideration	$ 7,900,000,000
Chairman and Co-Chief Executive Officer [Member]
Organization, Business Operations and Basis of Presentation (Textual)
Advancement of funds						45,000	45,000
Outstanding loan						110,000	150,000
IPO [Member]
Organization, Business Operations and Basis of Presentation (Textual)
Sale of stock					42,000,000
Price per share					$ 10.00
Gross proceeds					$ 420,000,000.0
Offering costs					23,600,000
Deferred underwriting commissions					$ 14,700,000
Over Allotment Option [Member]
Organization, Business Operations and Basis of Presentation (Textual)
Sale of stock		840,000		6,300,000
Price per share				$ 10.00
Gross proceeds		$ 63,000,000.0
Offering costs		3,500,000
Deferred underwriting commissions		2,200,000	$ 2,200,000
Offering costs associated with private placement warrants		$ 1,000
Private Placement warrants [Member]
Organization, Business Operations and Basis of Presentation (Textual)
Sale of stock					6,933,333
Price per share					$ 1.50
Gross proceeds			$ 1,300,000		$ 10,400,000
Offering costs associated with private placement warrants						$ 8,000	$ 8,000